RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES

The following is a list of related parties which the Company has transactions with:

No.	Name of Related Parties	Relationship
1	Ming-Chia Huang	Chief Executive Officer, Chairman of the Board of Directors and shareholder of the Company
2	Ming-Chao Huang	Director and shareholder of the Company
3	Cetus Sponsor LLC	Shareholder of the Company since July 31, 2024
4	AWinner Limited	Affiliates of Cetus Sponsor LLC
5	MKDWELL Tech Inc	No longer considered a related party after Reverse Recapitalization on July 31, 2024

(b)	Amounts from related parties

Amounts due from related parties consisted of the following for the periods indicated:

		As of December 31,
		2023	2024
Related parties	Nature
MKDWELL Tech Inc	Expense paid on behalf a related party	$14,674	$-
Cetus Sponsor LLC	Loan to a related party	-	932,640
Total		$14,674	$932,640

(c)	Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of December 31,
		2023	2024
Related parties	Nature
Ming-Chia Huang (1)	Loan from related parties	$334,028	$989,382
Cetus Sponsor LLC (2)	Loan from related parties	-	914,000
AWinner Limited (2)	Loan from related parties	-	235,737
Ming-Chao Huang (3)	Loan from related parties	7,044	12,357
Ming-Chia Huang	Expense paid on behalf the Company	-	7,531
Ming-Chao Huang	Expense paid on behalf the Company	491	3,869
Total		$341,563	$2,162,876

(1)

The Company continuously entered into certain loan arrangements with Ming-Chia Huang and obtain loans to the Company with annual interest rate at 3.5% during the years of 2022, 2023 and 2024.

For the year ended December 31, 2023, the Company entered into six loan arrangements with Ming-Chia Huang and obtain loans in the total amount of US$326,524 to the Company with annual interest rate at 3.5%, which is due on demand.

For the year ended December 31, 2024, the Company entered into eleven loan arrangements with Ming-Chia Huang, including i) ten loan arrangements in the total amount of US$616,041 with an annual interest rate of 3.5% and a one-year maturity which will be due from January 2025 to December 2025, ii) one loan arrangement in the amount of US$41,100 with an annual interest rate of 10%, which is due on demand.

On March 7, 2025, Ming-Chia Huang transferred US$550,000 out of his US$900,000 debt claim against the Company to his spouse, Ms. Ya-Hui Wu. Subsequently, on March 19, 2025, the Company entered into debt conversion agreements with Ming-Chia Huang and Ms. Ya-Hui Wu to convert the loans totaling amounting to $900,000 into equity. According to debt conversion agreements, the amount of $350,000 will be converted into 3,500,000 new ordinary shares of the Company for Ming-Chia Huang, and the amount of $550,000 will be converted into 5,500,000 new ordinary shares of the Company for Ms. Ya-Hui Wu.

(2)	In order to finance transaction costs in connection with the Business Combination, Cetus Sponsor LLC and AWinner Limited provided the interest free loans to the Company. As of December 31, 2024, the amount of loans from Cetus Sponsor LLC and AWinner Limited is $914,000 and $235,737, respectively. On March 13, 2025, Cetus Sponsor LLC, AWinner Limited, and MKD entered into a debt transfer agreement, pursuant to which Cetus Sponsor LLC transferred its claim of US$875,000 against the Company to AWinner Limited. On March 19, 2025, AWinner Limited and the Company entered into a debt conversion agreement to convert the loans amounting to US$1,110,000 into 11,110,000 new ordinary shares of the Company. Regarding the remaining loan of US$39,000 from Cetus Sponsor LLC and US$737 from AWinner Limited, the Company will repay in cash. The specific repayment date is currently being negotiated with Cetus Sponsor LLC and AWinner Limited.

(3)

For the year ended December 31, 2023, the Company entered into one loan arrangement with Ming-Chao Huang and obtain an interest-free loan in the total amount of US$40,858 to the Company and one-year maturity which will be due in September 2024. As of December 31, 2024, the Company repaid the total amount of the loan.

For the year ended December 31, 2024, the Company entered into 1 loan arrangement with Ming-Chao Huang and obtain an interest-free loan in the total amount of US$16,426 to the Company and one-year maturity which will be due in September 2025. As of December 31, 2024, the Company repaid a portion of the loan and the amount unpaid is US$12,357.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

19.	RELATED PARTY TRANSACTIONS – Continued

(d)	Related party transactions

	For the years ended December 31,
	2022	2023	2024
Interest expenses of loans from related parties
Ming-Chia Huang	$4,874	$6,980	$34,635
Ming-Chao Huang	117,789	-	-

Proceeds of loans from related parties
Ming-Chia Huang	117,464	369,152	922,871
Ming-Chao Huang	-	43,783	16,426

Debt to equity conversion
Ming-Chao Huang (1)	1,627,729	-	-
Ming-Chia Huang	336,022	-	-
Chih-Hsiang Tang (2)	33,602	-	-

Capital injection
Ming-Chao Huang (1)	-	573,032	-

Share transfer
Ming-Chao Huang (1)	-	573,032	-

(1)	During the year ended December 31, 2021 and 2022, the Company continuously entered into certain loan arrangements with Ming-Chao Huang and obtain loans to the Company with annual interest rate ranging from 6% to 6.5%. In December 2022, Ming-Chao Huang converted US$1,627,729 loan balance as non-controlling interests contribution in exchange of 42% share interest of MKD Jiaxing, with the remaining balance being paid off.

In July 2023, Ming-Chao Huang and MKD BVI entered into a share transfer agreement to transfer the 42% share interest of MKD Jiaxing to MKD BVI with a total consideration of US$1,627,729, which was offset by the consideration of shares issued to Ming-Chao Huang by MKD BVI.

(2)	In November 2020, MKD Taiwan entered into loan arrangement with Chih-Hsiang Tang and obtained loans to MKD Taiwan with annual interest rate at 3.5%. In May 2022, Chih-Hsiang Tang converted US$33,602 loan balance in exchange for 100,000 ordinary shares of MKD Taiwan, with the remaining balance being paid off.